Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Nov. 30, 2020	$ 469,439		$ 61,528,893	$ 360,483	$ 62,358,815
Net income			14,775,265		14,775,265
Foreign currency translation adjustment				(5,419,570)	(5,419,570)
Balance at Nov. 30, 2021	469,439		76,304,158	(5,059,087)	71,714,510
Net income			36,365,067		36,365,067
Foreign currency translation adjustment				(15,621,419)	(15,621,419)
Distribution of dividends			(1,756,238)		(1,756,238)
Balance at Nov. 30, 2022	469,439		110,912,987	(20,680,506)	90,701,920
Net income			39,367,996		39,367,996
Foreign currency translation adjustment				(7,140,867)	(7,140,867)
Distribution of dividends			(2,259,800)		(2,259,800)
Issuance of stock acquisition rights for cash		6,627			6,627
Balance at Nov. 30, 2023	$ 469,439	$ 6,627	$ 148,021,183	$ (27,821,373)	$ 120,675,876